Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Preferred Stock	Common Stock [Member]	Treasury Stock	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, shares at Dec. 31, 2017	949	12,808	(362)
Beginning balance, value at Dec. 31, 2017	$ 1,843	$ 128		$ 56,518	$ (61,529)	$ (107)
Exercise of stock options (in shares)		451
Exercise of stock options		$ 5		163
Stock-based compensation				20
Preferred stock dividends declared, net of waived penalties by shareholders				(92)
Extinguishment of U.K. cumulative translation adjustment						64	$ 64
Net income					2,287		2,287
Ending balance, shares at Dec. 31, 2018	949	13,259	(362)
Ending balance,value at Dec. 31, 2018	$ 1,843	$ 133		56,609	(59,242)	(43)	(1,062)
Exercise of stock options (in shares)		293
Exercise of stock options		$ 3		236
Stock-based compensation				47
Preferred stock dividends declared, net of waived penalties by shareholders				(133)
Extinguishment of U.K. cumulative translation adjustment							0
Net income					4,465		4,465
Ending balance, shares at Dec. 31, 2019	949	13,552	(362)
Ending balance,value at Dec. 31, 2019	$ 1,843	$ 136		56,759	(54,777)	(43)	3,556
Stock converted, shares converted	(63)
Stock converted, amount converted	$ (96)
Stock converted, shares issued		63
Stock converted, amount issued		$ 1		95
Exercise of stock options (in shares)		187
Exercise of stock options		$ 1		84
Stock-based compensation				74
Preferred stock dividends declared, net of waived penalties by shareholders				(66)
Net income					(1,180)		(1,180)
Ending balance, shares at Jun. 30, 2020	886	13,802	(362)
Ending balance,value at Jun. 30, 2020	$ 1,747	$ 138		$ 56,946	$ (55,957)	$ (43)	$ 2,469